18. INVESTMENTS (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Millions				12 Months Ended
	Jan. 23, 2020	Dec. 27, 2019	Jan. 28, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2014	Oct. 25, 2019	Oct. 15, 2019	Aug. 07, 2019	Nov. 30, 2018	Oct. 31, 2018	Apr. 23, 2018
Disclosure of detailed information about investment property [line items]
Provision for losses on investments				R$ 22
Investment Write Downs				183
Net income (loss) for the year				3,128	1,742	R$ 1,002
Accumulated loss				(2,993)	R$ (1,938)
Negative net working capital				R$ 3,309
Number of shares issued				1,258,841,654	1,458,752,601	1,258,841,654							199,910,947
Share price				R$ 5.00									R$ 5.00
Increase in the share capitaL										R$ 2,600
Consideration paid for the acquisition				R$ 45
Equity deficit				R$ 8,750	R$ 6,362	R$ 5,729
Parajuru, Volta do Rio and Morgado [member]
Disclosure of detailed information about investment property [line items]
Percentage Of Minority Interest				49.00%
Light [Member]
Disclosure of detailed information about investment property [line items]
Interest acquisition percentage											47.25%
Light SA [member] | Cemig GT [Member]
Disclosure of detailed information about investment property [line items]
Interest acquisition percentage					49.99%
Renova [Member] | Cemig GT [Member]
Disclosure of detailed information about investment property [line items]
Advance against future capital increase								R$ 5
Mesa [Member] | Cemig GT [Member]
Disclosure of detailed information about investment property [line items]
Subscribed capital increases												R$ 25
FIP Melbourne [Member] | Cemig GT [Member]
Disclosure of detailed information about investment property [line items]
Subscribed capital increases												R$ 26
Eletrobras [Member] | Centroeste [Member]
Disclosure of detailed information about investment property [line items]
Interest acquisition percentage	49.00%
Percentage of holding by investee	100.00%
Belo Monte Plant Through Amaznia Energia S A A And Alianca Norte [Member]
Disclosure of detailed information about investment property [line items]
Loss contingencies				R$ 1,962	R$ 1,643
Renova Energia SA [Member]
Disclosure of detailed information about investment property [line items]
Current liabilities in excess of consolidated current assets				2,907	458
Net income (loss) for the year				688	(856)
Accumulated loss				4,010	3,051
Equity deficit				1,091	76
Effective assets				35
Impaired assets				142
Renova Energia SA [Member] | Preferred Shares [Member]
Disclosure of detailed information about investment property [line items]
Interest acquisition percentage									17.17%
Number of shares issued									98
Cemig GT [Member]
Disclosure of detailed information about investment property [line items]
Investment Write Downs							R$ 678
Madeira Energia SA Mesa and FIP Melbourne [member]
Disclosure of detailed information about investment property [line items]
Loss contingencies				951	1,743
Current liabilities in excess of consolidated current assets				427	663
Madeira Energia (Santo Antonio plant) [Member]
Disclosure of detailed information about investment property [line items]
Net income (loss) for the year				R$ (951)	(1,743)	(1,091)
Nominal WACC discount rate				9.59%
Baguari Energia [Member]
Disclosure of detailed information about investment property [line items]
Net income (loss) for the year				R$ 32	R$ 41	22
Belo Monte Plant Through Amaznia Energia SAA and Aliana Norte [member]
Disclosure of detailed information about investment property [line items]
Percentage of indirect equity interest					11.69%
TAESA [Member]
Disclosure of detailed information about investment property [line items]
Net income (loss) for the year					R$ 1,071
Number of unit sold				34,000,000
Sold price (in dollar per share)				R$ 21.1
Percentage of share capital				31.54%
Percentage of reduced share capital				21.68%
Alianca Norte Energia Participacoes S A [Member]
Disclosure of detailed information about investment property [line items]
Net income (loss) for the year					94
Retiro Baixo Energtica SA [Member]
Disclosure of detailed information about investment property [line items]
Net income (loss) for the year					26
Renova [Member]
Disclosure of detailed information about investment property [line items]
Net income (loss) for the year				R$ (1,014)	(856)	(1,140)
Renova [Member] | Loan Agreements [Member]
Disclosure of detailed information about investment property [line items]
Loan granted		R$ 17	R$ 20	37
Alianca Geracao [Member]
Disclosure of detailed information about investment property [line items]
Net income (loss) for the year				229	198	215
Amazonia Energia (Belo Monte plant) [Member]
Disclosure of detailed information about investment property [line items]
Net income (loss) for the year				R$ 20	103	R$ 1
Ativas Data Center [Member]
Disclosure of detailed information about investment property [line items]
Net income (loss) for the year					(21)
Hidreletrica Cachoeirao SA [member]
Disclosure of detailed information about investment property [line items]
Net income (loss) for the year					20
Hidreletrica Pipoca [Member]
Disclosure of detailed information about investment property [line items]
Net income (loss) for the year					12
Centroeste [Member]
Disclosure of detailed information about investment property [line items]
Net income (loss) for the year					R$ 10
Interest acquisition percentage				51.00%
Espra [Member]
Disclosure of detailed information about investment property [line items]
Estimated due consideration for income tax and social contribution tax				R$ 89